THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 87.9%

	Shares	Value

BRAZIL — 10.9%

Centrais Eletricas Brasileiras	19,291,006	$170,317,289

Petroleo Brasileiro ADR	36,578,427	427,236,027

Vale	29,055,902	425,716,512

		1,023,269,828

CHINA — 24.5%

Alibaba Group Holding *	6,841,327	97,559,497

Alibaba Group Holding ADR *	1,763,821	200,511,171

Baoshan Iron & Steel, Cl A	43,259,463	38,902,046

Beijing Oriental Yuhong Waterproof Technology, Cl A	13,741,641	105,654,402

China Construction Bank, Cl H	262,787,637	176,487,788

China Merchants Bank, Cl H	39,315,382	263,039,468

Geely Automobile Holdings	50,722,602	115,317,572

JD.com, Cl A	2,631,171	84,766,696

JD.com ADR	1,306,774	83,921,026

Kweichow Moutai, Cl A	675,751	206,430,963

Meituan, Cl B *	5,089,663	125,961,368

NetEase	5,780,834	106,158,212

PetroChina, Cl H	385,827,600	183,892,496

Pinduoduo ADR *	2,525,590	156,081,462

Tencent Holdings	3,922,691	177,164,592

Wuxi Biologics Cayman *	6,555,098	59,979,487

Zijin Mining Group, Cl A	86,256,865	120,218,178

		2,302,046,424

FRANCE — 3.0%

TotalEnergies	5,363,602	282,442,404

HONG KONG — 0.9%

AIA Group	7,511,315	81,412,184

CLP Holdings	420,417	3,487,871

		84,900,055

INDIA — 24.0%

Cipla	7,743,754	89,937,271

Housing Development Finance	13,976,895	384,206,433

ICICI Bank	17,115,792	153,272,191

Infosys	4,901,717	90,738,169

Infosys ADR	8,783,413	162,580,975

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

ITC	135,886,187	$470,605,238

JSW Steel	9,901,156	70,774,036

Reliance Industries	11,435,344	375,854,261

State Bank of India	27,289,486	160,994,923

Sun Pharmaceutical Industries	15,361,949	161,570,608

Tata Consultancy Services	1,638,929	67,802,652

Tata Steel	6,341,387	69,622,965

		2,257,959,722

INDONESIA — 1.7%

Bank Central Asia	216,958,736	105,584,886

Telkom Indonesia Persero	195,334,726	52,447,652

		158,032,538

ITALY — 1.3%

Eni	10,371,970	122,833,237

MACAO — 1.1%

Galaxy Entertainment Group	17,198,500	102,573,586

MEXICO — 3.4%

America Movil	128,848,741	131,430,409

Wal-Mart de Mexico	54,170,493	185,797,213

		317,227,622

NETHERLANDS — 4.7%

Heineken	2,852,415	259,437,869

Shell	6,972,938	181,115,746

		440,553,615

RUSSIA — 0.0%

Gazprom PJSC (A)(B)	30,141,513	5,505

LUKOIL PJSC (A)(B)	2,087,971	381

MMC Norilsk Nickel PJSC (A)(B)	15,556	3

Polymetal International (A)(B)	939,651	172

Polyus PJSC (A)(B)	426,420	78

Rosneft Oil PJSC (A)(B)	23,574,787	4,306

Severstal PAO (A)(B)	772,406	141

		10,586

SOUTH AFRICA — 1.9%

Capitec Bank Holdings	631,779	76,439,378

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA (continued)

FirstRand	26,732,976	$101,775,414

		178,214,792

SOUTH KOREA — 2.2%

POSCO	502,266	89,165,367

SK Telecom	2,121,306	84,956,802

S-Oil	413,049	33,084,640

		207,206,809

TAIWAN — 3.0%

Taiwan Semiconductor Manufacturing	11,619,032	186,007,676

Taiwan Semiconductor Manufacturing ADR	1,117,932	91,390,941

		277,398,617

UNITED STATES — 5.3%

Energy — 3.3%

Exxon Mobil	3,559,632	304,846,885

Materials — 2.0%

Newmont	3,200,793	190,991,318

TOTAL UNITED STATES		495,838,203

Total Common Stock

(Cost $8,688,550,332)		8,250,508,038

PREFERRED STOCK — 5.9%

BRAZIL — 5.9%

Banco Bradesco (C)	45,938,828	151,007,936

Itau Unibanco Holding (C)	39,030,604	169,424,072

Petroleo Brasileiro (C)	44,440,321	237,266,589

Total Preferred Stock

(Cost $613,389,640)		557,698,597

Total Investments — 93.8%

(Cost $9,301,939,972)		$8,808,206,635

Percentages are based on Net Assets of $9,387,872,562.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
JUNE 30, 2022
(Unaudited)

*	Non-income producing security.
(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2022 was $10,586 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Brazil	$1,023,269,828	$—	$—	$1,023,269,828

China	2,302,046,424	—	—	2,302,046,424

France	282,442,404	—	—	282,442,404

Hong Kong	84,900,055	—	—	84,900,055

India	2,257,959,722	—	—	2,257,959,722

Indonesia	158,032,538	—	—	158,032,538

Italy	122,833,237	—	—	122,833,237

Macao	102,573,586	—	—	102,573,586

Mexico	317,227,622	—	—	317,227,622

Netherlands	440,553,615	—	—	440,553,615

Russia	—	—	10,586	10,586

South Africa	178,214,792	—	—	178,214,792

South Korea	207,206,809	—	—	207,206,809

Taiwan	277,398,617	—	—	277,398,617

United States	495,838,203	—	—	495,838,203

Total Common Stock	8,250,497,452	—	10,586	8,250,508,038

Preferred Stock

Brazil	557,698,597	—	—	557,698,597

Total Investments in Securities	$8,808,196,049	$—	$10,586	$8,808,206,635

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
JUNE 30, 2022
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.0%

	Shares	Value

AUSTRALIA — 3.3%

Glencore	5,432,315	$29,364,400

Newcrest Mining	355,010	5,099,715

		34,464,115

BRAZIL — 3.0%

Petroleo Brasileiro ADR	1,202,714	14,047,699

Vale	1,141,326	16,722,294

		30,769,993

CANADA — 4.4%

Agnico Eagle Mines	307,483	14,070,422

Enbridge	758,934	31,982,366

		46,052,788

CHINA — 2.9%

Alibaba Group Holding ADR *	140,050	15,920,884

JD.com ADR	116,354	7,472,254

Meituan, Cl B *	182,757	4,522,956

Tencent Holdings	50,499	2,280,739

		30,196,833

DENMARK — 1.5%

Novo Nordisk, Cl B	122,172	13,520,184

Novo Nordisk ADR	18,380	2,048,083

		15,568,267

FRANCE — 1.8%

TotalEnergies	350,297	18,446,322

GERMANY — 1.6%

Deutsche Telekom	847,182	16,780,143

INDIA — 2.0%

HDFC Bank ADR	378,321	20,792,522

ITALY — 1.0%

Eni	890,310	10,543,769

LUXEMBOURG — 1.0%

ArcelorMittal ADR	315,563	7,131,724

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

LUXEMBOURG (continued)

ArcelorMittal	147,027	$3,306,274

		10,437,998

NETHERLANDS — 1.2%

Shell	498,757	12,954,761

RUSSIA — 0.0%

LUKOIL PJSC (A)(B)	57,094	10

UNITED KINGDOM — 11.1%

AstraZeneca	70,835	9,290,739

AstraZeneca ADR	684,146	45,201,526

British American Tobacco	635,368	27,157,194

British American Tobacco ADR	517,154	22,191,078

HSBC Holdings (GBP)	1,649,226	10,727,520

National Grid	79,521	1,015,959

		115,584,016

UNITED STATES — 59.2%

Communication Services — 3.6%

Alphabet, Cl C *	9,281	20,301,723

Verizon Communications	334,332	16,967,349

		37,269,072

Consumer Staples — 9.7%

Philip Morris International	454,570	44,884,242

Procter & Gamble	152,838	21,976,576

Walmart	279,161	33,940,394

		100,801,212

Energy — 13.9%

Devon Energy	474,885	26,170,913

Exxon Mobil	786,527	67,358,172

Occidental Petroleum	869,916	51,220,654

		144,749,739

Financials — 1.5%

American International Group	312,944	16,000,827

Health Care — 13.1%

AbbVie	79,578	12,188,167

Eli Lilly	50,929	16,512,710

Johnson & Johnson	204,622	36,322,451

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Merck	118,219	$10,778,026

Roche Holding	51,554	17,154,151

UnitedHealth Group	84,997	43,657,009

		136,612,514

Industrials — 3.2%

Lockheed Martin	76,692	32,974,492

Information Technology — 7.3%

Microsoft	185,749	47,705,916

Visa, Cl A	146,215	28,788,271

		76,494,187

Materials — 2.4%

Newmont	409,508	24,435,342

Utilities — 4.5%

Atmos Energy	128,204	14,371,669

Exelon	727,266	32,959,695

		47,331,364

TOTAL UNITED STATES		616,668,749

Total Common Stock

(Cost $926,954,578)		979,260,286

PREFERRED STOCK — 2.8%

BRAZIL — 2.8%

Itau Unibanco Holding (C)	3,233,503	14,035,992

Petroleo Brasileiro (C)	2,796,474	14,930,357

Total Preferred Stock

(Cost $31,079,063)		28,966,349

Total Investments — 96.8%

(Cost $958,033,641)		$1,008,226,635

Percentages are based on Net Assets of $1,041,828,611.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

*	Non-income producing security.
(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2022 was $10 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GBP — British Pound Sterling

PJSC —Public Joint Stock Company

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$34,464,115	$—	$—	$34,464,115

Brazil	30,769,993	—	—	30,769,993

Canada	46,052,788	—	—	46,052,788

China	30,196,833	—	—	30,196,833

Denmark	15,568,267	—	—	15,568,267

France	18,446,322	—	—	18,446,322

Germany	16,780,143	—	—	16,780,143

India	20,792,522	—	—	20,792,522

Italy	10,543,769	—	—	10,543,769

Luxembourg	10,437,998	—	—	10,437,998

Netherlands	12,954,761	—	—	12,954,761

Russia	—	—	10	10

United Kingdom	115,584,016	—	—	115,584,016

United States	616,668,749	—	—	616,668,749

Total Common Stock	979,260,276	—	10	979,260,286

Preferred Stock

Brazil	28,966,349	—	—	28,966,349

Total Investments in Securities	$1,008,226,625	$—	$10	$1,008,226,635

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

GQG-QH-003-0700

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.0%

	Shares	Value

UNITED KINGDOM — 5.7%

AstraZeneca ADR	633,671	$41,866,643

British American Tobacco ADR	518,071	22,230,427

		64,097,070

UNITED STATES — 88.3%

Communication Services — 4.4%

Alphabet, Cl C *	14,757	32,280,199

Verizon Communications	354,113	17,971,235

		50,251,434

Consumer Staples — 14.2%

Philip Morris International	791,807	78,183,023

Procter & Gamble	256,437	36,873,076

Walmart	385,372	46,853,528

		161,909,627

Energy — 18.1%

Devon Energy	926,024	51,033,183

Exxon Mobil	946,243	81,036,250

Occidental Petroleum	1,252,161	73,727,240

		205,796,673

Financials — 2.1%

American International Group	427,285	21,847,082

Bank of America	67,211	2,092,279

		23,939,361

Health Care — 17.5%

AbbVie	177,382	27,167,827

Bristol-Myers Squibb	174,949	13,471,073

Eli Lilly	83,392	27,038,188

Johnson & Johnson	277,424	49,245,534

Merck	258,455	23,563,343

UnitedHealth Group	113,941	58,523,516

		199,009,481

Industrials — 3.9%

Lockheed Martin	103,418	44,465,603

Information Technology — 13.0%

Accenture, Cl A	39,645	11,007,434

Microsoft	281,332	72,254,497

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Visa, Cl A	328,605	$64,699,039

		147,960,970

Materials — 3.8%

Newmont	723,088	43,146,661

Utilities — 11.3%

Atmos Energy	333,901	37,430,302

CenterPoint Energy	175,085	5,179,014

Exelon	1,035,790	46,942,003

FirstEnergy	1,006,753	38,649,248

		128,200,567

TOTAL UNITED STATES		1,004,680,377

Total Common Stock

(Cost $972,448,717)		1,068,777,447

Total Investments — 94.0%

(Cost $972,448,717)		$1,068,777,447

Percentages are based on Net Assets of $1,137,452,550.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.1%

	Shares	Value

AUSTRALIA — 1.9%

Glencore	249,508	$1,348,716

BRAZIL — 9.6%

Itau Unibanco Holding ADR	193,091	826,429

Petroleo Brasileiro ADR	317,660	3,710,269

Vale ADR, Cl B	147,140	2,152,658

		6,689,356

CANADA — 5.0%

Enbridge	64,399	2,713,849

Fortis	15,785	744,616

		3,458,465

CHINA — 3.0%

China Construction Bank, Cl H	2,073,467	1,392,537

China Merchants Bank, Cl H	105,361	704,918

		2,097,455

DENMARK — 2.0%

Novo Nordisk ADR	12,278	1,368,138

FRANCE — 4.7%

Sanofi	11,002	1,108,102

TotalEnergies	40,943	2,156,021

		3,264,123

GERMANY — 2.9%

Deutsche Telekom	59,716	1,182,795

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,404	797,860

		1,980,655

INDIA — 2.0%

Infosys ADR	74,052	1,370,702

ITALY — 1.7%

Eni ADR	50,236	1,196,119

JAPAN — 0.6%

Tokio Marine Holdings	7,739	450,196

RUSSIA — 0.0%

Gazprom PJSC (A)(B)	177,982	33

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)

MMC Norilsk Nickel PJSC (A)(B)	1,511	$—

Polyus PJSC (A)(B)	1,565	—

Rosneft Oil PJSC (A)(B)	134,799	25

		58

SINGAPORE — 0.8%

Ascendas Real Estate Investment Trust ‡	259,131	530,663

SWEDEN — 0.4%

Swedbank	22,359	282,122

UNITED KINGDOM — 7.3%

AstraZeneca ADR	54,182	3,579,805

British American Tobacco ADR	34,455	1,478,464

		5,058,269

UNITED STATES — 51.2%

Communication Services — 2.1%

Verizon Communications	28,568	1,449,826

Consumer Discretionary — 2.2%

McDonald’s	6,278	1,549,913

Consumer Staples — 8.5%

Philip Morris International	28,862	2,849,834

Procter & Gamble	11,082	1,593,481

Walmart	11,971	1,455,434

		5,898,749

Energy — 10.9%

Chevron	9,119	1,320,249

Devon Energy	47,292	2,606,262

Exxon Mobil	42,621	3,650,062

		7,576,573

Health Care — 11.6%

AbbVie	13,705	2,099,058

Johnson & Johnson	14,553	2,583,303

Roche Holding	4,820	1,603,814

UnitedHealth Group	3,415	1,754,046

		8,040,221

Industrials — 4.7%

L3Harris Technologies	6,056	1,463,735

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials (continued)

Lockheed Martin	4,178	$1,796,373

		3,260,108

Materials — 3.4%

Newmont	38,905	2,321,461

Utilities — 7.8%

Atmos Energy	15,042	1,686,208

CMS Energy	12,116	817,830

Exelon	64,668	2,930,754

		5,434,792

TOTAL UNITED STATES		35,531,643

Total Common Stock

(Cost $64,611,984)		64,626,680

Total Investments — 93.1%

(Cost $64,611,984)		$64,626,680

Percentages are based on Net Assets of $69,412,522.

(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2022 was $58 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$1,348,716	$—	$—	$1,348,716

Brazil	6,689,356	—	—	6,689,356

Canada	3,458,465	—	—	3,458,465

China	2,097,455	—	—	2,097,455

Denmark	1,368,138	—	—	1,368,138

France	3,264,123	—	—	3,264,123

Germany	1,980,655	—	—	1,980,655

India	1,370,702	—	—	1,370,702

Italy	1,196,119	—	—	1,196,119

Japan	450,196	—	—	450,196

Russia	—	—	58	58

Singapore	530,663	—	—	530,663

Sweden	282,122	—	—	282,122

United Kingdom	5,058,269	—	—	5,058,269

United States	35,531,643	—	—	35,531,643

Total Common Stock	64,626,622	—	58	64,626,680

Total Investments in Securities	$64,626,622	$—	$58	$64,626,680

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements. Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-006-0300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%

	Shares	Value

AUSTRALIA — 4.9%

Glencore	301,484	$1,629,673

Newcrest Mining	44,268	635,909

		2,265,582

BRAZIL — 12.6%

Ambev ADR	82,552	207,205

Banco Bradesco ADR	185,106	603,445

Itau Unibanco Holding ADR	236,374	1,011,681

Petroleo Brasileiro ADR	232,873	2,719,957

Vale ADR, Cl B	89,348	1,307,161

		5,849,449

CANADA — 14.2%

Agnico Eagle Mines	28,097	1,283,364

Cenovus Energy	3,166	60,107

Emera	30,074	1,405,839

Enbridge	57,413	2,419,451

Fortis	30,045	1,417,294

		6,586,055

CHINA — 4.3%

China Merchants Bank, Cl H	194,301	1,299,970

PetroChina, Cl H	1,460,029	695,877

		1,995,847

DENMARK — 2.4%

Novo Nordisk, Cl B	10,141	1,122,255

FRANCE — 5.0%

Air Liquide	3,364	450,596

Sanofi	10,666	1,074,261

TotalEnergies	14,810	779,881

		2,304,738

GERMANY — 2.8%

Deutsche Telekom	38,662	765,779

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,322	544,251

		1,310,030

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY — 1.4%

Eni	54,692	$647,707

JAPAN — 1.5%

Inpex	66,020	714,360

MEXICO — 1.7%

Wal-Mart de Mexico	230,329	789,996

NETHERLANDS — 2.2%

Shell	38,221	992,756

RUSSIA — 0.0%

Gazprom PJSC (A)(B)	141,071	26

MMC Norilsk Nickel PJSC (A)(B)	866	—

Polyus PJSC (A)(B)	1,135	—

Rosneft Oil PJSC (A)(B)	98,129	18

		44

SINGAPORE — 0.5%

Ascendas Real Estate Investment Trust ‡	103,683	212,328

SOUTH AFRICA — 1.3%

Capitec Bank Holdings	4,790	579,545

SOUTH KOREA — 1.8%

SK Telecom	19,187	768,426

SK Telecom ADR	3,008	67,138

		835,564

SWEDEN — 2.4%

Swedish Match	107,677	1,094,906

SWITZERLAND — 2.8%

Novartis	15,482	1,307,484

UNITED KINGDOM — 13.8%

AstraZeneca	19,745	2,589,760

British American Tobacco	66,273	2,832,671

HSBC Holdings	147,498	970,858

		6,393,289

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 18.8%

Consumer Staples — 9.0%

Nestle	8,443	$982,804

Philip Morris International	32,089	3,168,468

		4,151,272

Energy — 3.6%

Exxon Mobil	19,451	1,665,784

Health Care — 3.4%

Roche Holding	4,769	1,586,844

Materials — 2.8%

Newmont	21,677	1,293,467

TOTAL UNITED STATES		8,697,367

Total Common Stock

(Cost $45,943,984)		43,699,302

PREFERRED STOCK — 0.9%

GERMANY — 0.9%

Volkswagen, 2.80% (Cost $474,525)	3,090	411,621

Total Investments — 95.3%

(Cost $46,418,509)		$44,110,923

Percentages are based on Net Assets of $46,274,950.

(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2022 was $44 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

The following is a summary of the level of inputs used as of June 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total

Common Stock

Australia	$2,265,582	$—	$—	$2,265,582

Brazil	5,849,449	—	—	5,849,449

Canada	6,586,055	—	—	6,586,055

China	1,995,847	—	—	1,995,847

Denmark	1,122,255	—	—	1,122,255

France	2,304,738	—	—	2,304,738

Germany	1,310,030	—	—	1,310,030

Italy	647,707	—	—	647,707

Japan	714,360	—	—	714,360

Mexico	789,996	—	—	789,996

Netherlands	992,756	—	—	992,756

Russia	—	—	44	44

Singapore	212,328	—	—	212,328

South Africa	579,545	—	—	579,545

South Korea	835,564	—	—	835,564

Sweden	1,094,906	—	—	1,094,906

Switzerland	1,307,484	—	—	1,307,484

United Kingdom	6,393,289	—	—	6,393,289

United States	8,697,367	—	—	8,697,367

Total Common Stock	43,699,258	—	44	43,699,302

Preferred Stock

Germany	411,621	—	—	411,621

Total Investments in Securities	$44,110,879	$—	$44	$44,110,923

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GQG-QH-005-0300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY
DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 89.1%

	Shares	Value

CANADA — 2.7%

Enbridge	68,978	$2,915,010

UNITED KINGDOM — 6.5%

AstraZeneca ADR	54,331	3,589,649

British American Tobacco ADR	83,637	3,588,864

		7,178,513

UNITED STATES — 79.9%

Communication Services — 2.9%

Verizon Communications	63,290	3,211,967

Consumer Discretionary — 1.7%

McDonald’s	7,767	1,917,517

Consumer Staples — 12.4%

Colgate-Palmolive	31,195	2,499,968

Philip Morris International	54,545	5,385,773

Procter & Gamble	23,605	3,394,163

Walmart	19,166	2,330,202

		13,610,106

Energy — 18.9%

Chevron	22,848	3,307,933

Devon Energy	120,197	6,624,057

Exxon Mobil	114,390	9,796,360

Valero Energy	9,337	992,336

		20,720,686

Financials — 2.7%

Bank of America	6,350	197,675

CME Group, Cl A	8,537	1,747,524

JPMorgan Chase	9,383	1,056,620

		3,001,819

Health Care — 14.9%

AbbVie	23,375	3,580,115

Johnson & Johnson	38,182	6,777,687

Merck	28,675	2,614,300

UnitedHealth Group	6,648	3,414,612

		16,386,714

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY
DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials — 4.9%

L3Harris Technologies	8,607	$2,080,312

Lockheed Martin	7,575	3,256,947

		5,337,259

Information Technology — 4.4%

Microsoft	16,673	4,282,126

Texas Instruments	3,544	544,536

		4,826,662

Materials — 2.8%

Newmont	50,977	3,041,798

Utilities — 14.3%

American Electric Power	36,282	3,480,895

Atmos Energy	27,010	3,027,821

CenterPoint Energy	15,780	466,772

CMS Energy	16,963	1,145,002

Exelon	118,730	5,380,844

FirstEnergy	57,127	2,193,106

		15,694,440

TOTAL UNITED STATES		87,748,968

Total Common Stock

(Cost $92,412,692)		97,842,491

Total Investments — 89.1%

(Cost $92,412,692)		$97,842,491

Percentages are based on Net Assets of $109,767,369.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY
DIVIDEND INCOME FUND
JUNE 30, 2022
(Unaudited)

GQG-QH-004-0300